CONSOLIDATED STATEMENT COMPREHENSIVE LOSS (USD $)	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statement Comprehensive Loss
Net loss	$ (1,068,310)	$ (1,032,788)	$ (243,959)
Other comprehensive loss
Reclassification adjustment on disposal of subsidiary	4,104	4,104
Total comprehensive loss	$ (1,064,206)	$ (1,028,684)	$ (243,959)